SHARE-BASED COMPENSATION - Summary of Share-Based Compensation Costs (Details) SFr in Millions	12 Months Ended
Dec. 31, 2024 CHF (SFr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	SFr 19.1
Non-performance based incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	4.9
Performance-based incentive awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	1.2
Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	0.8
SHIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	2.3
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation costs	SFr 9.9